Consolidated Statements of Income (Loss) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues		€ 3,115	€ 3,540	€ 10,012
Cost of Sales			(515)	(1,542)
Gross profit		3,115	3,025	8,471
Research and Development expenses		(23,577)	(22,908)	(27,675)
General and administrative expenses		(10,387)	(9,310)	(9,744)
Other income		1,078	2,630	4,982
Other expenses		(8,399)	(41)	(1,642)
Amendment of Celdara Medical and Dartmouth College agreements			(24,341)
Write-off C-Cure and Corquest assets and derecognition of related liabilities			(1,932)
Operating Loss		(38,170)	(52,876)	(25,609)
Financial income		804	933	2,204
Financial expenses		(62)	(4,454)	(207)
Share of Loss of investment accounted for using the equity method		0	0	0
Loss before taxes		(37,427)	(56,396)	(23,612)
Income Taxes		0	1	6
Loss for the year	[1]	€ (37,427)	€ (56,395)	€ (23,606)
Weighted average number of shares outstanding		11,142,244	9,627,601	9,313,603
Basic and diluted loss per share (in €)		€ (3.36)	€ (5.86)	€ (2.53)

[1]	For 2018, 2017 and 2016, the Group does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.